Commitments and Contingencies (Details)	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Commitments and Contingencies [Line Items]
Monetary damages amount | $		$ 925,747
Aggregate were temporarily seized | ¥	¥ 31,486,253
Restricted cash	¥ 31,486,253		$ 199,862